Long-term Debt and Interest Rate Swap - Senior Subordinated Notes (Details) - Vencore - Senior Subordinated Notes - 11.5% Senior Subordinated Notes - USD ($)	Jun. 17, 2016	May 31, 2014	Nov. 30, 2010
Debt Instrument [Line Items]
Principal amount			$ 175,000,000.0
Interest Rate			11.50%
Debt amendment fee as a percentage		0.0225%
Deferred financing costs		$ 3,900,000
Amount of debt extinguished	$ 175,000,000
Unamortized debt issuance expense	3,200,000
Unamortized loan discount	2,200,000
Payment of extinguishment cost	$ 1,700,000